Derivatives - Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 480,094,055	₩ 367,022,470
Trading purpose | Interest Rates Related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		57,994,398	42,467,288
Trading purpose | Interest Rates Related | Over the counter | Interest Rate Option
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		825,057	516,577
Trading purpose | Interest Rates Related | Over the counter | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		57,169,341	41,950,711
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		231,164,037	191,393,804
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		229,629,273	189,204,391
Trading purpose | Foreign currency related | Over the counter | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		167,805,176	142,779,721
Trading purpose | Foreign currency related | Over the counter | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		59,641,567	45,159,344
Trading purpose | Foreign currency related | Over the counter | Currency options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,182,530	1,265,326
Trading purpose | Foreign currency related | Exchange traded | Currency futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,534,764	2,189,413
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		205,064,890	140,597,191
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		147,070,492	98,129,903
Trading purpose | Interest rates related | Exchange traded | Interest rate swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	[1]	142,194,805	94,186,140
Trading purpose | Interest rates related | Exchange traded | Interest Rate Future
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,875,687	3,943,763
Trading purpose | Credit related | Over the counter | Credit Swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		5,041,093	4,178,441
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		10,952,283	10,657,962
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		8,899,619	7,653,173
Trading purpose | Equity related | Over the counter | Equity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		5,975,657	4,100,836
Trading purpose | Equity related | Over the counter | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,923,962	3,552,337
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,052,664	3,004,789
Trading purpose | Equity related | Exchange traded | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		452,322	240,603
Trading purpose | Equity related | Exchange traded | Equity Futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,600,342	2,764,186
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,294,585	1,135,229
Trading purpose | Commodity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,121,686	1,042,225
Trading purpose | Commodity related | Over the counter | Commodity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,121,686	1,034,225
Trading purpose | Commodity related | Exchange traded | Commodity Futures And Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		172,899	93,004
Trading purpose | Commodity related | Commodity Related | Over the counter | Commodity options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		0	8,000
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		25,577,167	19,059,843
Hedging purpose | Foreign currency related | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,345,149	2,142,233
Hedging purpose | Foreign currency related | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		7,993,851	4,448,030
Hedging purpose | Foreign currency related | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		18,750	0
Hedging purpose | Foreign currency related | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 13,219,417	₩ 12,469,580

[1]	The notional amounts of derivatives outstanding that will be settled in the ‘Central Counter Party (CCP)’ system.